Related Party Transactions and Balances - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sales to Flakeshield [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 30,024	$ 25,450	$ 34,680
Sales to Acmos [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	2,689	5,944	14,727
Sales to Kirby Singapore [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	197
Purchase from Flakeshield [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	2,320	8,761	5,623
Purchase from Acmos [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	8,571	185,989	127,793
Rental income from Flakeshield [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	6,558	6,582	6,821
Rental expenses to WFP [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	5,902	7,899	8,185
Rental expenses to Mr. Lew [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	31,477	2,633
Advances from OFL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		231,190
Advances from SBCL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	273,204	121,867
Advances from Kirby Australia [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 2,638